Quarterly Holdings Report
for
Fidelity® Sustainable Intermediate Municipal Income Fund
April 30, 2023
SNT-NPRT1-0623
1.9904924.101
Municipal Bonds - 96.7%
	Principal Amount (a)	Value ($)
Alabama - 1.0%
Black Belt Energy Gas District Bonds:
Series 2022 D1, 4%, tender 6/1/27 (b)	10,000	10,050
Series 2022 F, 5.5%, tender 12/1/28 (b)	100,000	106,460
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	20,000	20,840
TOTAL ALABAMA		137,350
Arizona - 2.7%
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	50,000	52,096
Maricopa County Unified School District #48 Scottsdale Series D, 4% 7/1/24	80,000	80,832
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/30	50,000	53,476
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	165,000	175,344
TOTAL ARIZONA		361,748
California - 8.9%
California Health Facilities Fing. Auth. Rev. Bonds Series 2019 C, 5%, tender 10/1/25 (b)	150,000	155,267
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	106,623	100,960
California Muni. Fin. Auth. Rev. Series 2018, 5% 10/1/25	15,000	15,383
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	25,000	26,198
Los Angeles Dept. Arpt. Rev. Series 2023 A, 5.25% 5/15/39 (c)	300,000	335,204
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	15,000	16,437
Series 2022 B:
5% 7/1/31	30,000	36,127
5% 7/1/32	100,000	121,443
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	5,000	5,453
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2015 A, 5% 7/1/27	10,000	10,555
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2019 F1, 5% 8/1/23	125,000	125,599
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2017 A, 5% 7/1/23	250,000	250,739
TOTAL CALIFORNIA		1,199,365
Colorado - 1.1%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	10,185
Colorado Health Facilities Auth. Rev. Bonds Series 2019 A2, 5% 8/1/33	125,000	134,930
TOTAL COLORADO		145,115
Connecticut - 3.6%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	25,000	28,267
Series 2021 D, 5% 7/15/28	75,000	83,922
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 A, 2%, tender 7/1/26 (b)	35,000	33,317
Connecticut Hsg. Fin. Auth. Series 2021 D1:
5% 11/15/27	10,000	10,859
5% 11/15/28	25,000	27,609
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 4% 5/1/36	130,000	136,312
Series A:
5% 9/1/26	100,000	107,438
5% 5/1/29	20,000	22,785
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	26,830
TOTAL CONNECTICUT		477,339
District Of Columbia - 0.2%
District of Columbia Univ. Rev. Series 2017:
5% 4/1/29	20,000	21,481
5% 4/1/33	10,000	10,732
TOTAL DISTRICT OF COLUMBIA		32,213
Florida - 7.4%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	31,236
Series 2020 A, 5% 7/1/33	25,000	28,960
Duval County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	250,000	284,622
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	200,000	212,467
Florida Hsg. Fin. Corp. Rev. Series 2020 1, 3.5% 7/1/51	75,000	73,887
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 5% 10/1/29	25,000	27,558
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	60,000	65,960
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/35	100,000	106,523
Palm Beach County School Board Ctfs. of Prtn.:
Series 2018 A, 5% 8/1/24	20,000	20,459
Series 2021 A, 5% 8/1/38	125,000	139,717
TOTAL FLORIDA		991,389
Georgia - 5.9%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009, 3.95%, tender 3/8/28 (b)	100,000	100,621
Series 2013, 2.875%, tender 8/19/25 (b)	100,000	97,365
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	10,000	10,866
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	135,000	135,665
Series 2021 A, 4%, tender 9/1/27 (b)	100,000	100,442
Series 2022 B, 5%, tender 6/1/29 (b)	15,000	15,739
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2023 A, 5% 7/1/39	100,000	115,599
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 3.875%, tender 3/6/26 (b)	100,000	100,450
Private Colleges & Univs. Auth. Rev. Series 2019 A, 5% 9/1/39	100,000	110,536
TOTAL GEORGIA		787,283
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Series 2019 A, 5% 9/1/27	10,000	11,007
Illinois - 4.2%
Illinois Fin. Auth. Series 2022 A, 5% 10/1/32	100,000	103,449
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	10,000	11,051
5% 10/1/38	100,000	105,759
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	31,870
Series 2014 A, 5% 10/1/26	40,000	41,056
Series 2016 A, 5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	50,000	53,476
Illinois Gen. Oblig.:
Series 2014, 5% 2/1/39	100,000	100,443
Series 2023 C, 5% 5/1/29 (d)	50,000	54,745
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	20,000	19,843
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/24	40,000	40,527
TOTAL ILLINOIS		562,219
Indiana - 1.1%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds Series 2022 A1, 4.5%, tender 6/1/32 (b)(c)	100,000	101,344
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	16,362
Series A, 5% 7/1/28	25,000	27,796
TOTAL INDIANA		145,502
Iowa - 0.8%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2022 B, 5% 12/1/29 (c)	100,000	109,951
Kentucky - 1.9%
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/33	5,000	5,196
4% 6/1/35	15,000	15,187
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4%, tender 6/1/23 (b)(c)	100,000	99,987
Kentucky State Property & Buildings Commission Rev.:
Series A:
5% 11/1/31	30,000	33,306
5% 11/1/33	15,000	16,532
Series B, 5% 8/1/26	75,000	79,865
TOTAL KENTUCKY		250,073
Louisiana - 0.7%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	100,000	99,467
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 5% 7/1/28	10,000	10,750
Maryland - 2.8%
Baltimore County Gen. Oblig. Series 2023, 5% 3/1/40	100,000	115,532
Baltimore Proj. Rev. (Wtr. Projs.) Series 2014 A, 5% 7/1/24	150,000	153,001
Maryland Dept. of Trans.:
Series 2016, 4% 9/1/27	15,000	15,912
Series 2021 A, 2% 10/1/34	15,000	12,664
Maryland Gen. Oblig. Series A, 5% 8/1/34	15,000	17,440
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	50,000	55,253
TOTAL MARYLAND		369,802
Massachusetts - 6.5%
Arlington Gen. Oblig. Series 2021:
2% 9/15/34	275,000	232,438
2% 9/15/35	100,000	81,520
Foxborough Gen. Oblig. Series 2016, 3% 5/15/46	25,000	20,252
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 B, 5% 7/1/26 (Pre-Refunded to 7/1/25 @ 100)	10,000	10,472
Series 2016 A, 0% 7/1/29	5,000	4,090
Series 2021 A1, 5% 7/1/35	45,000	52,317
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	100,000	108,204
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	16,364
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	22,551
Series 2015 O1, 4% 7/1/45	30,000	28,812
Series 2018 L, 5% 10/1/33	35,000	36,953
Series 2020 A:
5% 10/15/29	35,000	40,648
5% 10/15/30	20,000	23,672
Series 2021 G, 4% 7/1/46	75,000	64,988
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	16,166
Series 2017 D, 5% 7/1/27	25,000	27,464
Series A, 5% 7/1/31	10,000	10,750
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/32	10,000	11,704
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	58,984
TOTAL MASSACHUSETTS		868,349
Michigan - 1.7%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	5,000	5,460
Series 2018, 5% 1/1/29	25,000	27,763
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 B, 5% 7/1/29	45,000	51,290
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	10,000	9,998
Lake Orion Cmnty. School District Series 2016, 5% 5/1/25	10,000	10,422
Michigan Fin. Auth. Rev.:
Bonds Series 2019 B, 5%, tender 11/16/26 (b)	10,000	10,501
Series 2016:
5% 11/15/28	15,000	15,771
5% 11/15/30	35,000	36,833
5% 11/15/34	15,000	15,710
Series 2022, 5% 12/1/32	25,000	26,860
Michigan Hosp. Fin. Auth. Rev. Series 2010 F4, 5% 11/15/47	10,000	10,425
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	10,000	11,194
TOTAL MICHIGAN		232,227
Minnesota - 3.2%
Anoka-Hennepin Independent School District #11 Series 2020 A, 4% 2/1/29	10,000	10,672
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/24	265,000	273,549
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	15,000	17,274
Minnesota Hsg. Fin. Agcy.:
Series 2022 A, 5% 8/1/32	100,000	118,419
Series B, 4% 8/1/36	15,000	15,536
TOTAL MINNESOTA		435,450
Nebraska - 1.4%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	50,206
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	141,979
TOTAL NEBRASKA		192,185
New Hampshire - 0.9%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	15,000	15,545
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	5,000	5,221
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	99,295	94,443
TOTAL NEW HAMPSHIRE		115,209
New Jersey - 5.1%
New Jersey Econ. Dev. Auth. Series 2024 SSS, 5% 6/15/27 (d)	100,000	103,798
New Jersey Edl. Facility Series A, 5% 7/1/36	15,000	15,947
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 7/1/33	10,000	10,672
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	109,463
Series 2021 A, 5% 6/15/33	95,000	107,339
Series 2022 A, 4% 6/15/39	30,000	30,066
Series 2022 BB, 5% 6/15/31	135,000	153,314
Series 2022 CC, 5% 6/15/33	100,000	115,045
Series A, 0% 12/15/31	50,000	36,847
TOTAL NEW JERSEY		682,491
New York - 14.5%
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	25,000	26,836
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2018, 5% 9/1/27	15,000	16,556
Series 2020 A, 5% 9/1/38	165,000	184,453
Series 2022 A, 5% 9/1/33	100,000	120,841
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2017 S1, 5% 7/15/28	50,000	55,032
New York Dorm. Auth. Rev.:
Series 2013 A, 5% 7/1/23	310,000	310,855
Series 2022 A, 5% 7/1/34	200,000	220,071
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/24 (Escrowed to Maturity)	25,000	25,406
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	21,231
5% 11/15/29	50,000	53,605
5% 11/15/31	140,000	149,957
Series 2019 C, 5% 11/15/39	70,000	73,454
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	10,000	10,824
Series 2019 D, 4% 2/15/36	15,000	15,490
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	31,410
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	80,000	88,546
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 5% 3/15/34	205,000	238,979
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	85,000	91,462
Suffolk County Gen. Oblig. Series 2017 D, 4% 2/1/28 (Build America Mutual Assurance Insured)	100,000	106,565
Triborough Bridge & Tunnel Auth. Series 2023 A, 4% 11/15/34	100,000	109,587
TOTAL NEW YORK		1,951,160
North Carolina - 1.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	27,849
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B, 5% 12/1/38	100,000	114,514
TOTAL NORTH CAROLINA		142,363
Ohio - 2.5%
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(c)	150,000	150,224
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	21,846
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	27,321
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	95,000	96,003
Ohio Spl. Oblig. Series 2021 A, 5% 4/1/41	20,000	22,104
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A, 5% 12/1/29	10,000	11,571
TOTAL OHIO		329,069
Oklahoma - 0.4%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/26	40,000	40,777
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	10,000	11,597
TOTAL OKLAHOMA		52,374
Oregon - 2.0%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 3%, tender 5/1/24 (b)(c)	50,000	50,000
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	10,000	10,775
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	30,000	33,510
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	25,000	24,658
Union County Hosp. Facility Auth. (Grande Ronde Hosp. Proj.) Series 2022, 5% 7/1/25	150,000	153,708
TOTAL OREGON		272,651
Pennsylvania - 0.8%
Cumberland County Muni. Auth. Rev. (Dickinson Proj.) Series 2017, 5% 5/1/37	5,000	5,319
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	50,000	53,027
5% 7/15/28	35,000	37,470
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/31	10,000	10,982
TOTAL PENNSYLVANIA		106,798
Rhode Island - 0.8%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2021 A, 5% 12/1/30 (c)	100,000	111,213
Tennessee - 0.6%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	20,000	21,031
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/28	50,000	55,347
TOTAL TENNESSEE		76,378
Texas - 4.2%
Alvin Independent School District Series 2016 A, 5% 2/15/28	25,000	26,440
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	15,551
Georgetown Util. Sys. Rev. Series 2022, 5% 8/15/27 (Assured Guaranty Muni. Corp. Insured)	100,000	108,728
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 A, 5% 12/1/26	90,000	92,885
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2008 A, 3.5%, tender 5/1/23 (b)(c)	100,000	100,000
(Waste Mgmt., Inc. Proj.) Series 2020 B, 3.95%, tender 6/1/23 (b)(c)	100,000	99,993
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,526
Series 2020 A, 5% 5/15/27	10,000	10,897
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	45,000	46,258
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	52,727
TOTAL TEXAS		559,005
Virginia - 3.7%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	105,000	96,345
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.) Series 2017 E, 5% 2/1/31	10,000	11,067
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	15,000	16,602
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	66,216
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	15,000	16,405
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 5% 7/1/28	270,000	294,335
TOTAL VIRGINIA		500,970
Washington - 3.8%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	95,000	109,352
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/27	50,000	54,930
Series 2018 C, 5% 8/1/30	25,000	27,380
Series 2018 D, 5% 8/1/33	20,000	21,837
Series 2020 A, 5% 8/1/27	65,000	71,409
Series 2020 C, 5% 2/1/37	15,000	16,858
Series R-2017 A, 5% 8/1/30	10,000	10,677
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	26,015
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	45,000	47,488
Series 2017 A, 4% 7/1/37	125,000	117,830
Series 2019 A2, 5% 8/1/33	10,000	10,794
TOTAL WASHINGTON		514,570
Wisconsin - 1.0%
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A2, 3.5%, tender 5/1/23 (b)(c)	100,000	100,000
Wisconsin Gen. Oblig. Series 2019 A, 5% 5/1/37	5,000	5,242
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/25 (Escrowed to Maturity)	10,000	10,422
5% 5/1/26 (Escrowed to Maturity)	20,000	21,338
TOTAL WISCONSIN		137,002
TOTAL MUNICIPAL BONDS (Cost $12,906,477)		12,970,037

Municipal Notes - 2.6%
	Principal Amount (a)	Value ($)
Delaware - 0.7%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 4% 5/1/23, VRDN (b)(c)	100,000	100,000
Florida - 0.4%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2018 B, 4% 5/1/23, VRDN (b)(c)	50,000	50,000
Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 4.1% 5/1/23, VRDN (b)	200,000	200,000
TOTAL MUNICIPAL NOTES (Cost $350,000)		350,000

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $13,256,477)	13,320,037
NET OTHER ASSETS (LIABILITIES) - 0.7%	98,318
NET ASSETS - 100.0%	13,418,355

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.73%	385,996	263,004	649,000	346	-	-	-	0.0%
Total	385,996	263,004	649,000	346	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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